Significant events - (Details)										1 Months Ended	6 Months Ended
	Jun. 29, 2018 USD ($) T	Jun. 25, 2018 USD ($) T	Jun. 15, 2018 USD ($) ship T	Jun. 12, 2018 shares	Jun. 11, 2018 shares	May 08, 2018 USD ($) T	Apr. 25, 2018 T	Mar. 26, 2018 T	Mar. 22, 2018 USD ($) vessel	Apr. 25, 2018 vessel	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2018 USD ($)	Mar. 29, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from sale of vessel												$ 20,818,000
Gains on disposals of property, plant and equipment												$ 20,000
Number of VLCC sold | ship			6
Consideration for sale of vessel, debt assumed			$ 311,000,000
Target leverage percentage			50.00%
Assets held for sale											$ 1,319,000				$ 0	[1]
Acquisitions	$ 32,500,000										147,698,000
Ice Class Suezmax Vessels
Disclosure of detailed information about borrowings [line items]
Facility size									$ 173,600,000.0
Suezmax Cap Jean
Disclosure of detailed information about borrowings [line items]
Proceeds from sale of vessel						$ 10,600,000
Gains on disposals of property, plant and equipment						$ 10,200,000
Vessels
Disclosure of detailed information about borrowings [line items]
Consideration from sale of VLCC			$ 434,000,000
Proceeds from sales of vessels			$ 123,000,000
Assets held for sale											1,319,000				$ 0
Acquisitions											$ 42,055,000
Vessels | Ice Class Suezmax Vessels
Disclosure of detailed information about borrowings [line items]
Number of additional vessels available through purchase option | vessel									4
Vessels delivered | vessel										2
Vessels | Ice Class Suezmax Cap Quebec
Disclosure of detailed information about borrowings [line items]
VLCC weight (in deadweight tons) | T								156,600
Vessels | Cap Pembroke
Disclosure of detailed information about borrowings [line items]
VLCC weight (in deadweight tons) | T							156,600
Vessels | Suezmax Cap Quebec And Cap Pembroke
Disclosure of detailed information about borrowings [line items]
Contract service term											7 years
Vessels | Suezmax Cap Jean
Disclosure of detailed information about borrowings [line items]
VLCC weight (in deadweight tons) | T						146,643
Vessels | Gener8 Miltiades
Disclosure of detailed information about borrowings [line items]
VLCC weight (in deadweight tons) | T			301,038
Vessels | Gener8 Chiotis
Disclosure of detailed information about borrowings [line items]
VLCC weight (in deadweight tons) | T			300,973
Vessels | Gener8 Success
Disclosure of detailed information about borrowings [line items]
VLCC weight (in deadweight tons) | T			300,932
Vessels | Gener8 Andriotis
Disclosure of detailed information about borrowings [line items]
VLCC weight (in deadweight tons) | T			301,014
Vessels | Gener8 Strength
Disclosure of detailed information about borrowings [line items]
VLCC weight (in deadweight tons) | T			300,960
Vessels | Gener8 Supreme
Disclosure of detailed information about borrowings [line items]
VLCC weight (in deadweight tons) | T			300,933
Vessels | Suezmax Cap Romuald
Disclosure of detailed information about borrowings [line items]
VLCC weight (in deadweight tons) | T		146,640
Proceeds from sales of vessels		$ 10,600,000
Selling expense		300,000
Gains on disposals of non-current assets		$ 9,000,000
Vessels | ULCC Seaways Laura Lynn
Disclosure of detailed information about borrowings [line items]
VLCC weight (in deadweight tons) | T	441,561
Carrying value | Vessels | Suezmax Cap Romuald
Disclosure of detailed information about borrowings [line items]
Assets held for sale											$ 1,300,000
Maximum | Ice Class Suezmax Vessels
Disclosure of detailed information about borrowings [line items]
Maximum portion of contract to be financed									70.00%
Senior Secured Loans
Disclosure of detailed information about borrowings [line items]
Notional amount													$ 220,000,000.0	$ 220,000,000.0
Senior Secured Loans | Ice Class Suezmax Vessels
Disclosure of detailed information about borrowings [line items]
Facility size									$ 173,600,000.0
Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Notional amount														110,000,000.0
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 750,000,000								$ 110,000,000.0
Decrease in available credit facility						$ 7,400,000
Gener8 Maritime, Inc.
Disclosure of detailed information about borrowings [line items]
Issue of ordinary shares related to business combinations (Note 13) | shares				60,815,764	60,900,000
Gener8 Maritime, Inc.
Disclosure of detailed information about borrowings [line items]
Portion of outstanding shares cast vote					81.00%
Portion of outstanding shares vote to approve measure					98.00%

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.